GOVERNMENT ASSISTANCE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Canada Emergency Wage Subsidy [Member]
Government Assistance Program [Line Items]
Total gross subsidy recorded under interest and other income	$ 40,604	$ 30,295